Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
12.	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Amounts due to third-parties	22,627	43,560	6,229
Income tax payables	15,178	15,214	2,176
Other tax payables	1,256	1,256	180
Salary and welfare payables	7,685	11,245	1,608
Deposits received from ride-hailing drivers	2,342	2,994	428
Purchase consideration payable	15,725	15,816	2,262
Others	9,456	22,707	3,246
Total	74,269	112,792	16,129